Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Apr. 19, 2016	Jun. 30, 2015
C000143962
Account Value [Line Items]
Line Graph and Table Measure Name	The Gold Bullion Strategy Fund
Account Value	$ 19,352	$ 14,058	$ 11,950	$ 11,633	$ 11,961	$ 12,596	$ 10,377	$ 9,366	$ 9,591	$ 10,571	$ 10,000
C000126480
Account Value [Line Items]
Line Graph and Table Measure Name	The Gold Bullion Strategy Fund
Account Value	$ 21,740	15,691	13,263	12,832	13,122	13,734	11,244	10,087	10,270	11,254		$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Account Value	$ 34,681	30,114	24,177	20,216	22,617	16,064	14,942	13,533	11,832	10,036	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399		10,000
S&P GSCI Gold Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P GSCI Gold Index
Account Value	$ 24,072	17,218	14,275	13,439	13,264	13,807	10,987	9,804	9,784	10,514	$ 10,000
S&P GSCI Gold Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P GSCI Gold Index
Account Value	$ 25,700	$ 18,383	$ 15,240	$ 14,347	$ 14,161	$ 14,740	$ 11,730	$ 10,467	$ 10,446	$ 11,225		$ 10,000